Financing receivables (Tables)	6 Months Ended
Sep. 30, 2019
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2019
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥565,603	¥—	¥565,603
Short-term secured margin loans	334,389	5,088	339,477
Inter-bank money market loans	1,699	—	1,699
Corporate loans	977,942	659,497	1,637,439

Total loans receivable	¥1,879,633	¥664,585	¥2,544,218

	Millions of yen
	September 30, 2019
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥504,274	¥—	¥504,274
Short-term secured margin loans	287,330	4,952	292,282
Inter-bank money market loans	1,251	—	1,251
Corporate loans	1,193,606	729,694	1,923,300

Total loans receivable	¥1,986,461	¥734,646	¥2,721,107

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for credit losses

	Millions of yen
	Six months ended September 30, 2018
	Allowance for credit losses against loans					Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Subtotal
Opening balance	¥1,140	¥—	¥—	¥417	¥1,557	¥1,957	¥3,514
Provision for credit losses	1	360	—	—	361	23	384
Charge-offs	(94)	—	—	0	(94)	118	24
Other(1)	0	12	—	28	40	2	42

Ending balance	¥1,047	¥372	¥—	¥445	¥1,864	¥2,100	¥3,964

	Millions of yen
	Six months ended September 30, 2019
	Allowance for credit losses against loans					Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥370	¥—	¥868	¥2,290	¥1,879	¥4,169
Provision for credit losses	127	—	—	1,629	1,756	117	1,873
Charge-offs	—	—	—	—	—	(4)	(4)
Other(1)	—	4	—	(35)	(31)	(8)	(39)

Ending balance	¥1,179	¥374	¥—	¥2,462	¥4,015	¥1,984	¥5,999

	Millions of yen
	Three months ended September 30, 2018
	Allowance for credit losses against loans					Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Subtotal
Opening balance	¥1,141	¥218	¥—	¥434	¥1,793	¥1,926	¥3,719
Provision for credit losses	—	138	—	0	138	12	150
Charge-offs	(94)	—	—	0	(94)	159	65
Other(1)	0	16	—	11	27	3	30

Ending balance	¥1,047	¥372	¥—	¥445	¥1,864	¥2,100	¥3,964

	Millions of yen
	Three months ended September 30, 2019
	Allowance for credit losses against loans					Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Subtotal
Opening balance	¥1,052	¥373	¥—	¥844	¥2,269	¥1,914	¥4,183
Provision for credit losses	127	—	—	1,629	1,756	74	1,830
Charge-offs	—	—	—	—	—	(3)	(3)
Other(1)	—	1	—	(11)	(10)	(1)	(11)

Ending balance	¥1,179	¥374	¥—	¥2,462	¥4,015	¥1,984	¥5,999

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2019
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥370	¥—	¥868	¥1,238
Evaluated collectively	1,052	—	—	—	1,052

Total allowance for credit losses	¥1,052	¥370	¥—	¥868	¥2,290

Loans by impairment methodology
Evaluated individually	¥2,792	¥166,148	¥1,699	¥976,096	¥1,146,735
Evaluated collectively	562,811	168,241	—	1,846	732,898

Total loans	¥565,603	¥334,389	¥1,699	¥977,942	¥1,879,633

	Millions of yen
	September 30, 2019
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥374	¥—	¥2,462	¥2,836
Evaluated collectively	1,179	—	—	—	1,179

Total allowance for credit losses	¥1,179	¥374	¥—	¥2,462	¥4,015

Loans by impairment methodology
Evaluated individually	¥2,878	¥148,167	¥1,251	¥1,193,388	¥1,345,684
Evaluated collectively	501,396	139,163	—	218	640,777

Total loans	¥504,274	¥287,330	¥1,251	¥1,193,606	¥1,986,461

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2019
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥149,048	¥127,309	¥—	¥54,545	¥330,902
Unsecured loans at banks	233,201	1,500	—	—	234,701
Short-term secured margin loans	—	—	—	334,389	334,389
Unsecured inter-bank money market loans	1,699	—	—	—	1,699
Secured corporate loans	474,305	439,156	—	4,025	917,486
Unsecured corporate loans	16,467	311	—	43,678	60,456

Total	¥874,720	¥568,276	¥—	¥436,637	¥1,879,633

	Millions of yen
	September 30, 2019
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥147,283	¥144,041	¥—	¥54,803	¥346,127
Unsecured loans at banks	155,165	261	—	2,721	158,147
Short-term secured margin loans	—	—	—	287,328	287,328
Unsecured inter-bank money market loans	1,251	—	—	—	1,251
Secured corporate loans	691,697	426,881	4,179	4,152	1,126,909
Unsecured corporate loans	15,879	9,950	—	40,870	66,699

Total	¥1,011,275	¥581,133	¥4,179	¥389,874	¥1,986,461

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.